Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019		Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 137,598	$ 121,101			$ 81,183
Accounts receivable, net of allowances of $7,611 and $7,274, respectively		204,501			184,565
Prepaid income taxes	7,307	4,543			5,085
Prepaid and other current assets	27,897	23,413			12,390
Total current assets	338,910	353,558			283,223
Property and equipment, net	29,332	29,632			29,393
Intangible assets, net	46,560	46,313			54,001
Goodwill	542,239	480,065			446,318		$ 336,982
Investment in joint venture	5,218	1,725
Deferred income taxes	44,543	51,068			81,066
Other assets	37,689	32,238	[1]		29,595	[1]
Total assets	1,090,497	994,599			923,596
Current liabilities:
Accounts payable	15,086	17,669			8,567
Accruals and other current liabilities	212,866	167,517			136,699
Deferred revenues	173,578	204,991			287,682
Income taxes payable	5,100	2,236			2,794
Total current liabilities	422,259	392,413			435,742
Total carrying value of debt	589,583	233,750			258,750
Deferred revenues	6,322	8,154			49,769
Deferred income taxes	9,502	8,260			10,470
Income taxes payable	7,874	8,140			12,904
Other liabilities	15,229	9,263			8,530
Total liabilities	1,083,324	659,980			776,165
Commitments and contingencies (Note 17)
Stockholders' equity:
Class A Common Stock, $0.01 par value, authorized 320,000,000 shares; issued 11,601,757 shares as of December 31, 2018 and 2019 and Class B Common Stock, $0.01 par value, authorized 600,000,000 shares; issued 238,681,756 and 243,241,192 shares as of December 31, 2018 and 2019, respectively	2,622	2,548			2,502
Additional paid-in capital	441,723	408,667			392,896
Accumulated other comprehensive loss	(29,211)	(23,927)			(29,414)		(18,540)
Accumulated deficit	(407,961)	(52,669)	[2]		(218,553)	[2]
Total stockholders' equity	7,173	334,619		$ 306,583	147,431		$ 52,167
Total liabilities and stockholders' equity	$ 1,090,497	$ 994,599			$ 923,596

[1]	As of December 31, 2019, contract cost assets of $2,690 were included in Prepaid and other current assets and $5,235 were included in Other assets.
[2]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.